Segment Information (Tables) - Nukkleus Inc.[Member]	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Segment Information (Tables) [Line Items]
Schedule of reportable business segments
	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022
		(as restated)		(as restated)
Revenues
General support services	$4,800,000	$4,800,000	$9,600,000	$9,600,000
Financial services	833,944	289,017	1,410,332	618,032
Total	5,633,944	5,089,017	11,010,332	10,218,032

Costs of revenues
General support services	4,725,000	4,725,000	9,450,000	9,450,000
Financial services	760,982	547,719	1,467,243	1,421,924
Total	5,485,982	5,272,719	10,917,243	10,871,924

Gross profit (loss)
General support services	75,000	75,000	150,000	150,000
Financial services	72,962	(258,702)	(56,911)	(803,892)
Total	147,962	(183,702)	93,089	(653,892)

Operating expenses
Financial services	543,688	420,697	1,037,727	956,978
Corporate/Other	410,638	1,249,323	998,221	2,186,475
Total	954,326	1,670,020	2,035,948	3,143,453
	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022
		(as restated)		(as restated)
Other income (expense)
Financial services	715	(1,185)	3,288	(2,401)
Corporate/Other	—	(71,707)	—	(71,707)
Total	715	(72,892)	3,288	(74,108)

Net income (loss)
General support services	75,000	75,000	150,000	150,000
Financial services	(470,011)	(680,584)	(1,091,350)	(1,763,271)
Corporate/Other	(410,638)	(1,321,030)	(998,221)	(2,258,182)
Total	(805,649)	(1,926,614)	(1,939,571)	(3,871,453)

Amortization
Financial services	591,954	591,955	1,183,910	1,503,898
Corporate/Other	937	936	1,873	936
Total	$592,891	$592,891	$1,185,783	$1,504,834

	Years Ended September 30,
	2022	2021
		(as restated)
Revenues
General support services	$19,200,000	$19,200,000
Financial services	2,313,474	86,964
Total	21,513,474	19,286,964

Costs of revenues
General support services	18,900,000	18,900,000
Financial services	3,274,870	469,286
Total	22,174,870	19,369,286

Gross profit (loss)
General support services	300,000	300,000
Financial services	(961,396)	(382,322)
Total	(661,396)	(82,322)

Operating expenses
Financial services	1,808,399	376,955
Corporate/Other	8,672,529	473,127
Total	10,480,928	850,082
	Years Ended September 30,
	2022	2021
		(as restated)
Other expense
Financial services	$12,792	$272
Corporate/Other	690,541	4,170
Total	703,333	4,442

Net income (loss)
General support services	300,000	300,000
Financial services	(2,782,587)	(759,549)
Corporate/Other	(9,363,070)	(477,297)
Total	(11,845,657)	(936,846)

Amortization
Financial services	2,687,808	469,286
Corporate/Other	2,809	—
Total	$2,690,617	$469,286

Schedule of total assets
Total assets at March 31, 2023 and September 30, 2022	March 31, 2023	September 30, 2022
Financial services	$7,753,029	$10,768,309
Corporate/Other	7,190,764	7,596,595
Total	$14,943,793	$18,364,904

Total assets at September 30, 2022 and 2021	September 30, 2022	September 30, 2021
Financial services	$10,768,309	$15,719,792
Corporate/Other	7,596,595	2,956,696
Total	$18,364,904	$18,676,488